Commitments and contingencies - Schedule of aggregate minimum net rental payments (Detail) - USD ($) $ in Thousands	Oct. 31, 2019	Jan. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 1,736
2020 (Remaining three months)	$ 443
2021	1,824	1,751
2022	819	745
2023	464	225
Total operating lease payments	$ 3,550	$ 4,457